Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Aug. 18, 2011
DREYFUS WORLDWIDE GROWTH FUND (Prospectus Summary) | DREYFUS WORLDWIDE GROWTH FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Fund Summary
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The fund seeks long-term capital appreciation consistent with the preservation of capital;

Investment Objective, Secondary	rr_ObjectiveSecondaryTextBlock
current income is a secondary goal.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in certain funds in the Dreyfus Family of Funds. More information about these and other discounts is available from your financial professional and in the Shareholder
Guide section on page 8 of the Prospectus and in the How to Buy Shares section on page 31 of the fund's Statement of Additional Information. Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a deferred sales charge of 1.00% if redeemed within one year.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.
During the most recent fiscal year, the fund's portfolio turnover rate was 0.34%
of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	0.34%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in certain funds in the Dreyfus Family of Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategy
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The fund normally invests at least 80% of its net assets in the common stock of
U.S. and foreign companies. The fund will normally invest at least 25% of its assets in foreign companies and at least 25% of its assets in U.S. companies.
The fund focuses on "blue chip" multinational companies with total market values of more than $5 billion. In choosing stocks, the fund first identifies economic sectors that it believes will expand over the next three to five years or longer. Using fundamental analysis, the fund then seeks companies within these sectors that have demonstrated sustained patterns of profitability, strong balance sheets, an expanding global presence and the potential to achieve predictable, above-average earnings growth.

The fund also may invest in U.S. dollar-denominated American Depository Receipts
(ADRs).

The fund employs a "buy-and-hold" investment strategy, which is an investment strategy characterized by a low portfolio turnover rate, which helps reduce the fund's trading costs and minimizes tax liability by limiting the distribution of capital gains.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

o Risks of stock investing. Stocks generally fluctuate more in value than bonds and may decline significantly over short time periods. There is the chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The market value of a stock may decline due to general weakness in the stock market or because of factors that affect the company or its particular industry.

o Foreign investment risk. Investments in foreign securities carry additional risks, including exposure to currency fluctuations, less liquidity, less developed or efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.
To the extent the fund invests in foreign securities, the fund's performance will be influenced by political, social and economic factors affecting investments in foreign companies.

o Market sector risk. The fund may significantly overweight or underweight certain companies, industries or market sectors, which may cause the fund's performance to be more or less sensitive to developments affecting those companies, industries or sectors.

o Blue chip risk. By focusing on large capitalization, high quality stocks, the fund may underperform funds that invest in the stocks of lower quality, smaller capitalization companies during periods when the stocks of such companies are in favor.

o ADR risk. ADRs may be subject to certain of the risks associated with direct investments in the securities of foreign companies, such as currency risk, political and economic risk and market risk, because their values depend on the performance of the non-dollar denominated underlying foreign securities. Certain countries may limit the ability to convert ADRs into the underlying foreign securities and vice versa, which may cause the securities of the foreign company to trade at a discount or premium to the market price of the related ADR.

Risk, Lose Money	rr_RiskLoseMoney	The fund's share price fluctuates, sometimes dramatically, which means you could lose money.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the fund. The table compares the average annual total returns of the fund's shares to those of a broad measure of market performance. The fund's past performance (before and after taxes) is no guarantee of future results.
More recent performance information may be available at www.dreyfus.com.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the fund.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.dreyfus.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is no guarantee of future results.
Bar Chart, Heading	rr_BarChartHeading	Year-by-Year Total Returns as of 12/31 each year (%) Class A
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows changes in the performance of the fund's Class A shares from year to year. Sales charges, if any, are not reflected in the bar chart, and if those charges were included, returns would have been less than those shown.

Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	Sales charges, if any, are not reflected in the bar chart, and if those charges were included, returns would have been less than those shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter
Q3, 2009: 15.49%
Worst Quarter
Q3, 2002: -16.60%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is shown only for Class A shares. After-tax performance of the fund's other share classes will vary.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax performance is shown only for Class A shares. After-tax performance of the fund's other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (as of 12/31/10)
DREYFUS WORLDWIDE GROWTH FUND (Prospectus Summary) | DREYFUS WORLDWIDE GROWTH FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.49%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2002
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.60%)
DREYFUS WORLDWIDE GROWTH FUND | Morgan Stanley Capital International World Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Morgan Stanley Capital International World Index reflects no deduction for fees, expenses or taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.76%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.43%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.31%
DREYFUS WORLDWIDE GROWTH FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of lower of purchase or sale price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.75%
Distribution (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses (including shareholder services fees)	rr_OtherExpensesOverAssets	0.51%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.26%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	696
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	952
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,227
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,010
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	696
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	952
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,227
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,010
Annual Return 2001	rr_AnnualReturn2001	(15.94%)
Annual Return 2002	rr_AnnualReturn2002	(16.70%)
Annual Return 2003	rr_AnnualReturn2003	27.40%
Annual Return 2004	rr_AnnualReturn2004	6.24%
Annual Return 2005	rr_AnnualReturn2005	7.75%
Annual Return 2006	rr_AnnualReturn2006	20.62%
Annual Return 2007	rr_AnnualReturn2007	10.66%
Annual Return 2008	rr_AnnualReturn2008	(31.57%)
Annual Return 2009	rr_AnnualReturn2009	22.40%
Annual Return 2010	rr_AnnualReturn2010	11.88%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A returns before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.44%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.35%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.87%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 15, 1993
DREYFUS WORLDWIDE GROWTH FUND | Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A returns after taxes on distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.80%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.01%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.64%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 15, 1993
DREYFUS WORLDWIDE GROWTH FUND | Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A returns after taxes on distributions and sale of fund shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.38%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.86%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.59%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 15, 1993
DREYFUS WORLDWIDE GROWTH FUND | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of lower of purchase or sale price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	4.00%
Management fees	rr_ManagementFeesOverAssets	0.75%
Distribution (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other expenses (including shareholder services fees)	rr_OtherExpensesOverAssets	0.74%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.24%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	627
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,000
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,400
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,099
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	227
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	700
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,200
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,099
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class B returns before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.79%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.28%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.00%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 15, 1993
DREYFUS WORLDWIDE GROWTH FUND | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of lower of purchase or sale price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management fees	rr_ManagementFeesOverAssets	0.75%
Distribution (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other expenses (including shareholder services fees)	rr_OtherExpensesOverAssets	0.49%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.99%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	302
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	624
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,073
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,317
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	202
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	624
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,073
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,317
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C returns before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.10%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.82%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.74%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 21, 1995
DREYFUS WORLDWIDE GROWTH FUND | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of lower of purchase or sale price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.75%
Distribution (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses (including shareholder services fees)	rr_OtherExpensesOverAssets	0.23%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.98%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	100
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	312
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	542
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,201
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	100
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	312
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	542
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,201
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I returns before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.26%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.86%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.78%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 04, 1996